(Losses)/earnings per shares (Tables)	12 Months Ended
Dec. 31, 2024
(Loss)/profit per share for the loss attributable to owners of the Company (in dollar)
Schedule of losses earnings per shares
	2024	2023	2022
	S$	S$	S$

(Loss)/profit for the year	(5,507,764)	(2,094,169)	1,635,901

Weighted average number of ordinary shares for the purpose of calculating the basic (losses)/earnings per share (Note)	8,005,257	6,648,266	864,691
Effect of dilutive potential ordinary shares:
- Adjustments on RCCPS (Note)	-	-	5,589,060

Weighted average number of ordinary shares for the purpose of calculating the dilutive (losses)/earnings per share	8,005,257	6,648,266	6,453,751